UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                               INVESTMENT ADVISER:

                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               APRIL 30, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statement of Changes in Net Assets ........................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   14
Disclosure of Portfolio Expenses ..........................................   21
Board Considerations in Re-Approving the Advisory Agreement ...............   23

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

April 30, 2008

Dear Shareholder:

The first half of the ICM Small Company Portfolio's (the "Portfolio") current fiscal year witnessed a very weak and highly volatile equity market. A large percentage of the world's leading financial companies experienced massive losses as the sub prime mortgage problem spread to other areas of the credit markets. To add insult to injury, oil and other major commodity prices spiked to record highs as the dollar fell to new lows versus the currencies of our major trading partners. The U.S. economy slowed dramatically in the first quarter of 2008 and may have entered into a recessionary period.

As has been the case for over a year, large capitalization stocks, as measured by the S&P 500 Index, outperformed small capitalization stocks, as measured by the Russell 2000 Index. The Portfolio outperformed its primary benchmark, the Russell 2000 Value Index (the "Index"), over the last six months.

                                                  TOTAL RETURNS
                                 -----------------------------------------------
                                      1ST              2ND           1ST HALF
                                   FISCAL QTR      FISCAL QTR        OF FISCAL
                                 NOV. 1, 2007-    FEB. 1, 2008-    NOV. 1, 2007-
                                  JAN 31, 2008    APR. 30, 2008   APRIL 30, 2008
                                 -------------   --------------   --------------
ICM SMALL CO. PORTFOLIO ......      -12.64%           3.39%            -9.68%
Russell 2000 Value Index .....      -12.04%           0.56%           -11.55%
Russell 2000 Index ...........      -13.56%           0.75%           -12.92%
Russell 2000 Growth Index ....      -14.92%           0.91%           -14.14%
S&P 500 Index ................      -10.55%           1.03%            -9.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICOMD.COM.

As one might imagine, there were not very many sectors of the market that saw positive absolute returns over the six month period. The only major sector that was up was the Energy sector, and the Portfolio's overweight position in Energy helped relative performance. The other factor that contributed to the Portfolio's relative return was the performance of the holdings in the Technology and Producer Durable sectors. In both cases, the Portfolio's holdings declined significantly less than their counterparts in the Index.

In response to the deterioration in the credit markets, the Federal Reserve aggressively eased monetary policy and took additional measures to increase liquidity in the banking system. In mid-March the Federal Reserve helped facilitate the "rescue" of Bear Stearns and opened its lending operations to investment banks as well as

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

commercial banks. These actions seemed to have had a noticeable calming effect on the credit markets and the stock market experienced a very strong advance from mid-March through the end of April.

Helping to sustain the rally were the somewhat better than expected first quarter earnings reports from a significant number of companies with operations overseas. Many countries in South America, Asia, and the Middle East are still growing rapidly. Perhaps because of this growth, commodity prices for food, energy, and certain important industrial commodities have continued to increase at a startling rate. While we think the stock market has probably seen its lows, a significant advance from current levels will likely require a break in the commodity price fever.

Respectfully,


/s/ Robert D. McDorman, Jr.
Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Materials & Processing          17.0%
Producer Durables               15.9%
Technology                      13.1%
Financial Services              11.7%
Energy                          10.7%
Consumer Discretionary          10.3%
Health Care                      6.4%
Real Estate Investment Trusts    5.6%
Auto & Transportation            4.7%
Repurchase Agreement             4.2%
Utilities                        0.4%

+ Percentages are based on total investments, not including securities received as collateral for securities lending.

SCHEDULE OF INVESTMENTS COMMON STOCK -- 95.5%

                                                         SHARES           VALUE
                                                     -------------   --------------
AUTO & TRANSPORTATION -- 4.6%
   BorgWarner ....................................         484,000   $   23,788,600
   Celadon Group* (A) ............................         705,200        7,256,508
   Commercial Vehicle Group* .....................         562,000        6,772,100
   Cooper Tire & Rubber (A) ......................         456,700        6,001,038
   Marten Transport* (A) .........................         237,800        3,876,140
   Modine Manufacturing ..........................         219,900        3,863,643
   Quixote (A) ...................................         283,100        3,346,242
   Saia* .........................................         246,300        3,401,403
   Stoneridge* (A) ...............................         448,800        6,539,016
   Wright Express* (A) ...........................         126,200        4,164,600
                                                                     --------------
                                                                         69,009,290
                                                                     --------------
CONSUMER DISCRETIONARY -- 10.3%
   Brown Shoe ....................................         666,900       11,123,892
   Callaway Golf .................................         640,300        8,797,722
   Carter's* (A) .................................         455,500        6,440,770
   Ethan Allen Interiors (A) .....................         354,700        9,743,609
   G&K Services, Cl A (A) ........................         263,300        8,301,849
   Group 1 Automotive (A) ........................         555,900       14,831,412
   Insight Enterprises* ..........................         848,200       10,229,292
   J&J Snack Foods ...............................         100,300        2,872,592
   JOS A Bank Clothiers* (A) .....................         267,800        6,536,998
   Men's Wearhouse ...............................         637,000       16,963,310
   Outdoor Channel Holdings* (A) .................         231,700        1,730,799
   Ralcorp Holdings* (A) .........................         266,700       16,279,368
   Regis (A) .....................................         338,700        9,890,040
   Schawk (A) ....................................         575,500        9,225,265

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES           VALUE
                                                     -------------   --------------
CONSUMER DISCRETIONARY -- CONTINUED
   THQ* ..........................................         445,850   $    9,487,688
   Toro (A) ......................................         249,500       10,576,305
                                                                     --------------
                                                                        153,030,911
                                                                     --------------
ENERGY -- 10.7%
   Comstock Resources* (A) .......................         482,100       21,930,729
   Equitable Resources ...........................         302,900       20,103,473
   Oceaneering International* ....................         407,800       27,232,884
   Penn Virginia (A) .............................         900,000       47,250,000
   St. Mary Land & Exploration ...................         504,000       22,034,880
   Tetra Technologies* (A) .......................         288,600        4,692,636
   Unit* (A) .....................................         252,000       16,004,520
                                                                     --------------
                                                                        159,249,122
                                                                     --------------
FINANCIAL SERVICES -- 11.7%
   Assured Guaranty ..............................         295,300        7,468,137
   Boston Private Financial Holdings (A) .........         574,000        5,338,200
   Capital Corp of the West (A) ..................          84,780          580,743
   Cohen & Steers (A) ............................         288,900        8,066,088
   Colonial BancGroup (A) ........................         410,200        3,339,028
   Columbia Banking System (A) ...................         588,500       15,936,580
   CVB Financial (A) .............................       1,190,585       13,667,916
   Dime Community Bancshares .....................         404,300        7,548,281
   Encore Bancshares* (A) ........................         219,300        3,842,136
   Financial Federal (A) .........................         213,100        4,975,885
   First Mercury Financial* (A) ..................         465,000        7,347,000
   First State Bancorporation ....................          64,500          599,850
   FNB (A) .......................................         924,900       14,298,954
   Heritage Commerce (A) .........................         110,000        1,944,800
   Jack Henry & Associates (A) ...................         302,200        7,941,816
   LandAmerica Financial Group, Cl A (A) .........         142,000        4,075,400
   Procentury ....................................          93,400        1,693,342
   Prosperity Bancshares (A) .....................         474,900       14,707,653
   Selective Insurance Group .....................         294,900        6,287,268
   Sterling Bancorp (A) ..........................         269,889        4,428,879
   Trico Bancshares (A) ..........................         638,800       10,865,988
   UCBH Holdings (A) .............................         106,590          775,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES           VALUE
                                                     -------------   --------------
FINANCIAL SERVICES -- CONTINUED
   Waddell & Reed Financial, Cl A ................         575,600   $   19,489,816
   West Coast Bancorp (A) ........................         657,700        8,490,907
                                                                     --------------
                                                                        173,710,642
                                                                     --------------
HEALTH CARE -- 6.3%
   Analogic (A) ..................................          51,900        2,988,921
   Bio-Rad Laboratories, Cl A* (A) ...............         224,200       18,687,070
   Cardiac Science* ..............................         424,641        3,834,508
   Computer Programs & Systems ...................         186,600        3,549,132
   Conmed* .......................................         523,800       13,367,376
   Dentsply International ........................         302,000       11,738,740
   Medical Action Industries* ....................         255,000        4,179,450
   Omnicare ......................................         339,000        6,898,650
   Orthofix International* .......................          95,400        2,934,504
   Sirona Dental Systems* (A) ....................         279,600        7,484,892
   Symmetry Medical* .............................         559,000        7,842,770
   West Pharmaceutical Services ..................         223,500       10,484,385
                                                                     --------------
                                                                         93,990,398
                                                                     --------------
MATERIALS & PROCESSING -- 17.0%
   Acuity Brands (A) .............................         192,200        9,194,848
   Albany International, Cl A (A) ................         446,100       16,193,430
   Aptargroup (A) ................................         800,000       35,320,000
   Beacon Roofing Supply* (A) ....................         788,400        8,396,460
   Brady, Cl A (A) ...............................         231,800        7,869,610
   Cambrex .......................................         304,200        1,779,570
   Carpenter Technology (A) ......................         336,400       17,250,592
   Comfort Systems USA ...........................         788,700       10,726,320
   Compass Minerals International (A) ............          68,900        4,340,700
   Gibraltar Industries ..........................         591,900        6,185,355
   HFF, Cl A* ....................................         407,200        2,561,288
   Interline Brands* (A) .........................         705,800       13,657,230
   Kaydon (A) ....................................         346,700       18,156,679
   Michael Baker* ................................         235,700        4,963,842
   Minerals Technologies .........................         199,500       13,514,130
   NN ............................................         363,900        3,653,556
   Northwest Pipe* ...............................         175,000        7,441,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES           VALUE
                                                     -------------   --------------
MATERIALS & PROCESSING -- CONTINUED
   OM Group* (A) .................................         337,900   $   18,503,404
   Quanex Building Products* (A) .................         409,300        6,958,100
   Rogers* .......................................         359,200       12,299,008
   Spartech (A) ..................................         611,600        5,467,704
   Tronox, Cl B (A) ..............................         925,100        2,766,049
   Universal Forest Products (A) .................         204,000        7,080,840
   Watsco (A) ....................................         379,300       17,208,841
   Zep (A) .......................................          96,100        1,424,202
                                                                     --------------
                                                                        252,912,758
                                                                     --------------
PRODUCER DURABLES -- 15.8%
   Actuant, Cl A (A) .............................         666,400       22,570,968
   Ametek ........................................         722,850       35,072,682
   ATMI* .........................................         428,200       12,606,208
   Belden CDT ....................................         270,000        9,109,800
   Cymer* (A) ....................................         393,800       10,234,862
   Diebold .......................................         305,800       11,987,360
   Entegris* (A) .................................       1,712,659       12,913,449
   ESCO Technologies* (A) ........................         334,300       15,565,008
   Esterline Technologies* (A) ...................         266,900       14,855,654
   Formfactor* ...................................         138,800        2,674,676
   Heico, Cl A ...................................         290,100       11,670,723
   Itron* (A) ....................................          88,400        8,228,272
   Kaman .........................................         733,100       19,867,010
   Littelfuse* (A) ...............................         382,000       14,042,320
   MDC Holdings ..................................         141,700        6,175,286
   Measurement Specialties* (A) ..................         343,000        5,553,170
   Nordson (A) ...................................         347,300       20,501,119
   Radyne* .......................................         325,300        2,537,340
                                                                     --------------
                                                                        236,165,907
                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.6%
   Brandywine Realty Trust (A) ...................         386,630        6,746,694
   Camden Property Trust (A) .....................         157,400        8,328,034
   CapLease (A) ..................................       1,389,000       11,542,590
   First Industrial Realty Trust (A) .............         186,000        5,619,060
   Hersha Hospitality Trust (A) ..................         696,400        6,629,728
   Kite Realty Group Trust (A) ...................         640,400        8,696,632
   LaSalle Hotel Properties (A) ..................         300,400        9,633,828

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES           VALUE
                                                     -------------   --------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
   Lexington Realty Trust (A) ....................         341,100   $    4,911,840
   Liberty Property Trust (A) ....................         169,700        5,944,591
   Mack Cali Realty ..............................          96,900        3,781,038
   Parkway Properties ............................         213,300        8,459,478
   Ramco Gershenson Properties (A) ...............         134,900        3,031,203
                                                                     --------------
                                                                         83,324,716
                                                                     --------------
TECHNOLOGY -- 13.1%
   American Reprographics* .......................         675,900       10,726,533
   Avocent* ......................................         518,000       10,106,180
   Black Box (A) .................................         365,500       10,866,315
   CommScope* (A) ................................         590,200       28,064,010
   Emulex* .......................................         670,700        8,779,463
   Hutchinson Technology* (A) ....................         429,700        6,075,958
   Kemet* ........................................       1,158,600        4,715,502
   Kenexa* .......................................         543,700        9,509,313
   Macrovision* (A) ..............................         363,200        5,731,296
   Mantech International, Cl A* ..................         273,600       13,069,872
   ON Semiconductor* (A) .........................       1,541,920       11,518,142
   PDF Solutions* ................................         704,300        3,366,554
   Plexus* (A) ...................................         486,200       11,712,558
   Progress Software* (A) ........................         536,300       16,212,349
   Semtech* ......................................         589,600        9,575,104
   Silicon Motion Technology ADR* (A) ............         271,600        4,733,988
   Tekelec* ......................................         806,800       11,876,096
   Trimble Navigation* (A) .......................         126,200        4,138,098
   Xyratex* ......................................         722,600       14,213,542
                                                                     --------------
                                                                        194,990,873
                                                                     --------------
UTILITIES -- 0.4%
   Iowa Telecommunications Services ..............         372,400        6,449,968
                                                                     --------------
TOTAL COMMON STOCK
   (Cost $ 1,140,013,554) ........................                    1,422,834,585
                                                                     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

CORPORATE BONDS (B) (C)-- 2.1%

                                                          FACE
                                                     AMOUNT/SHARES        VALUE
                                                     -------------   --------------
   American Honda Finance
      2.796%, 07/11/08 ...........................   $  10,000,000   $   10,000,000
   General Electric Capital Corporation MTN
      2.618%, 01/05/09 ...........................      11,000,000       11,000,000
      2.598%, 05/19/08 ...........................      10,000,000       10,000,000
                                                                     --------------
   TOTAL CORPORATE BONDS
      (Cost $ 31,000,000) ........................                       31,000,000
                                                                     --------------
MASTER NOTES (B) -- 0.8%
   Bear Stearns
      2.638%, 06/02/08 ...........................       6,250,000        6,250,000
      2.638%, 09/11/08 ...........................       6,250,000        6,250,000
                                                                     --------------
   TOTAL MASTER NOTES
      (Cost $ 12,500,000) ........................                       12,500,000
                                                                     --------------
CASH EQUIVALENTS (B) (D)-- 2.8%
   Aim Liquid Asset Money Market Fund, 2.800% ....      25,000,000       25,000,000
   Merrill Lynch Premier Institutional
      Fund, 2.959% ...............................       7,000,000        7,000,000
   Merrill Lynch Select Institutional Fund,
      2.862% .....................................      10,500,000       10,500,000
                                                                     --------------
   TOTAL CASH EQUIVALENTS
      (Cost $ 42,500,000) ........................                       42,500,000
                                                                     --------------
REPURCHASE AGREEMENTS -- 21.2%
   Bear Stearns
      2.513%, dated 04/30/08, to be repurchased on
      05/01/08, repurchase price $137,509,598
      (collateralized by various Collateralized
      Mortgage Obligations, ranging in par
      value $ 30,534,000-$148,995,000, 1.000%,
      07/25/37-06/25/47; total market value
      $140,253,191) (B) ..........................     137,500,000      137,500,000
   Credit Suisse
      1.880%, dated 04/30/08, to be repurchased on
      05/01/08, repurchase price $62,742,406
      (collateralized by various U.S. Government
      Agency Obligations, ranging in par value
      $18,870,000- $45,290,000, 2.028%-2.086%,
      05/09/08-09/10/08; total market value
      $63,993,942) ...............................      62,739,129       62,739,129

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

REPURCHASE AGREEMENTS -- CONTINUED

                                                      FACE AMOUNT         VALUE
                                                     -------------   --------------
Greenwich Capital
   2.588%, dated 04/30/08, to be repurchased on
   05/01/08, repurchase price $90,006,470
   (collateralized by various Collateralized
   Mortgage Obligations, ranging in par value
   $50,000-$100,000,000, 0.000%-10.000%,
   04/15/11-09/25/47; total market value
   $98,868,051) (B) ..............................   $  90,000,000   $   90,000,000
Lehman Brothers
   2.518%, dated 04/30/08, to be repurchased on
   05/01/08, repurchase price $718,958
   (collateralized by various Collateralized
   Mortgage Obligations, ranging in par value
   $5,112,000-$14,925,000, 0.001%-1.159%,
   05/26/18-02/15/40; total market value
   $790,853) (B) .................................         718,908          718,908
Merrill Lynch
   2.538%, dated 04/30/08, to be repurchased on
   05/01/08, repurchase price $25,001,763
   (collateralized by various Corporate
   Obligations, ranging in par value $518,000-
   $17,900,000, 0.384%-8.151%, 05/15/08-09/29/49;
   total market value $26,251,446) (B) ...........      25,000,000       25,000,000
                                                                     --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 315,958,037) ..........................                      315,958,037
                                                                     --------------
TOTAL INVESTMENTS -- 122.4%
   (Cost $ 1,541,971,591) ........................                   $1,824,792,622
                                                                     ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,490,627,188.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF APRIL 30, 2008 WAS $325,445,857.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2008 WAS $339,218,908.

(C) VARIABLE RATE SECURITY. THE RATE SHOWN IS THE RATE IN EFFECT ON APRIL 30, 2008. DATES SHOWN REPRESENT THE NEXT INTEREST RESET DATE.

(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

MTN  MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Market Value+
      (Cost $1,226,013,554) ......................   $ 1,508,834,585
   Repurchase Agreements at Value
      (Cost $315,958,037) ........................       315,958,037
   Receivable for Investment Securities Sold .....         6,789,400
   Receivable for Capital Shares Sold ............           784,643
   Dividend and Interest Receivable ..............           711,898
   Prepaid Expenses ..............................            22,574
                                                     ---------------
      TOTAL ASSETS ...............................     1,833,101,137
                                                     ---------------
LIABILITIES:
   Payable Upon Return of Securities on Loan .....       339,218,908
   Payable for Investment Securities Purchased ...         1,219,471
   Investment Advisory Fees Payable ..............           843,382
   Payable for Capital Shares Redeemed ...........           710,630
   Administration Fees Payable ...................            74,833
   Chief Compliance Officer Fees Payable .........             4,604
   Trustees' Fees Payable ........................             2,175
   Other Accrued Expenses ........................           399,946
                                                     ---------------
      TOTAL LIABILITIES ..........................       342,473,949
                                                     ---------------
   NET ASSETS ....................................   $ 1,490,627,188
                                                     ===============
NET ASSETS CONSIST OF:
   Paid-in Capital ...............................   $ 1,112,975,215
   Distributions in Excess of Net Investment
      Income .....................................           (87,201)
   Accumulated Net Realized Gain on Investments ..        94,918,143
   Net Unrealized Appreciation on Investments ....       282,821,031
                                                     ---------------
   NET ASSETS ....................................   $ 1,490,627,188
                                                     ===============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) .....        46,542,504
                                                     ---------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share ...............................   $         32.03
                                                     ===============

+    INCLUDES MARKET VALUE OF SECURITIES ON LOAN OF $325,445,857.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
   Dividends .....................................   $   8,629,166
   Interest ......................................         680,666
   Securities Lending ............................         458,237
                                                     -------------
      TOTAL INCOME ...............................       9,768,069
                                                     -------------
EXPENSES
   Investment Advisory Fees ......................       5,154,923
   Administration Fees ...........................         456,328
   Chief Compliance Officer Fees .................           5,063
   Trustees' Fees ................................           3,781
   Shareholder Servicing Fees ....................         624,782
   Transfer Agent Fees ...........................          53,715
   Custodian Fees ................................          41,678
   Printing Fees .................................          36,309
   Legal Fees ....................................          14,894
   Registration and Filing Fees ..................          10,602
   Audit Fees ....................................           9,677
   Other Expenses ................................          12,597
                                                     -------------
      TOTAL EXPENSES .............................       6,424,349
   Less: Fees Paid Indirectly (See Note 4) .......          (1,855)
                                                     -------------
      NET EXPENSES ...............................       6,422,494
                                                     -------------
NET INVESTMENT INCOME ............................       3,345,575
                                                     -------------
NET REALIZED GAIN ON INVESTMENTS .................      94,848,831
NET CHANGE IN UNREALIZED DEPRECIATION ON
   INVESTMENTS ...................................    (261,680,797)
                                                     -------------
TOTAL NET LOSS ON INVESTMENTS ....................    (166,831,966)
                                                     -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ....................................   $(163,486,391)
                                                     =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX
                                                      MONTHS ENDED      YEAR ENDED
                                                     APRIL 30, 2008     OCTOBER 31,
                                                       (UNAUDITED)         2007
                                                     --------------   --------------
OPERATIONS:
   Net Investment Income .........................   $    3,345,575   $    6,881,652
   Net Realized Gain on Investments ..............       94,848,831      215,064,654
   Net Change in Unrealized Depreciation on
      Investments ................................     (261,680,797)        (460,890)
                                                     --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................     (163,486,391)     221,485,416
                                                     --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................       (5,047,370)      (7,664,873)
   Net Realized Gain .............................     (214,263,593)    (212,222,404)
                                                     --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..........     (219,310,963)    (219,887,277)
                                                     --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................      150,450,920      320,565,828
   In Lieu of Cash Distributions .................      210,571,213      212,335,726
   Redeemed ......................................     (177,662,979)    (361,465,840)
                                                     --------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ...............................      183,359,154      171,435,714
                                                     --------------   --------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ....     (199,438,200)     173,033,853
NET ASSETS:
   Beginning of Period ...........................    1,690,065,388    1,517,031,535
                                                     --------------   --------------
   End of Period .................................   $1,490,627,188   $1,690,065,388
                                                     ==============   ==============
   Undistributed (Distributions in Excess of)
      Net Investment Income ......................   $      (87,201)  $    1,614,594
                                                     ==============   ==============
SHARE TRANSACTIONS:
   Issued ........................................        4,726,655        8,060,662
   In Lieu of Cash Distributions .................        6,306,170        5,643,306
   Redeemed ......................................       (5,499,290)      (9,061,484)
                                                     --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ...............................        5,533,535        4,642,484
                                                     ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                 SIX MONTHS
                                   ENDED                           YEARS ENDED OCTOBER 31,
                               APRIL 30, 2008   --------------------------------------------------------------
                                 (UNAUDITED)       2007         2006         2005         2004         2003
                               --------------   ----------   ----------   ----------   ----------   ----------
Net Asset Value,
   Beginning of Period .....    $    41.21      $    41.72   $    37.19   $    34.88   $    30.95   $    23.37
                                ----------      ----------   ----------   ----------   ----------   ----------
Income from
   Operations:
   Net Investment Income
   (Loss) ..................          0.07*           0.17*       (0.01)*      (0.03)*       0.05*        0.05
   Net Realized and
      Unrealized Gain
     (Loss) ................         (3.86)           5.33         6.95         4.57         3.94         7.81
                                ----------      ----------   ----------   ----------   ----------   ----------
Total from Operations ......         (3.79)           5.50         6.94         4.54         3.99         7.86
                                ----------      ----------   ----------   ----------   ----------   ----------
Dividends and Distributions:
   Net Investment
   Income ..................         (0.11)          (0.18)          --        (0.01)       (0.06)       (0.06)
   Net Realized Gain .......         (5.28)          (5.83)       (2.41)       (2.22)          --        (0.19)
   Return of Capital .......            --              --           --           --           --        (0.03)
                                ----------      ----------   ----------   ----------   ----------   ----------
Total Dividends and
   Distributions ...........         (5.39)          (6.01)       (2.41)       (2.23)       (0.06)       (0.28)
                                ----------      ----------   ----------   ----------   ----------   ----------
Net Asset Value,
   End of Period ...........    $    32.03      $    41.21   $    41.72   $    37.19   $    34.88   $    30.95
                                ----------      ----------   ----------   ----------   ----------   ----------
Total Return+ ..............         (9.68)%         14.65%       19.56%       13.20%       12.89%       34.01%
                                ==========      ==========   ==========   ==========   ==========   ==========

RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period
   (Thousands) .............    $1,490,627      $1,690,065   $1,517,032   $1,476,941   $1,382,920   $1,153,543
Ratio of Expenses to
   Average Net Assets ......          0.87%**         0.87%        0.90%        0.87%        0.88%        0.87%
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets ......          0.45%**         0.42%       (0.03)%      (0.08)%       0.14%        0.20%
Portfolio Turnover Rate ....            13%             35%          21%          17%          22%          18%

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

**   ANNUALIZED.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the NASD. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts ("REIT").

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2008, the Portfolio earned credits of $1,855 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight officers of the Adviser, who were also officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings Inc., through its ownership of the Former Adviser, retains a partial ownership interest in the Adviser.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term investments, were $197,300,422 and $258,173,512, respectively, for the six months ended April 30, 2008. There were no purchases or sales of long-term U.S. Government securities.

7.   FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise. The tax character of dividends and distributions declared during the last two fiscal years was as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN       TOTAL
       -----------   ------------   ------------
2007   $32,931,871   $186,955,406   $219,887,277
2006    12,766,023     82,624,374     95,390,397

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income          $ 12,784,710
Undistributed Long-Term Capital Gain    203,091,847
Unrealized Appreciation                 544,572,770
                                       ------------
Total Distributable Earnings           $760,449,327
                                       ============

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2008, were as follows:

                   AGGREGATE       AGGREGATE
                     GROSS           GROSS
    FEDERAL       UNREALIZED      UNREALIZED    NET UNREALIZED
   TAX COST      APPRECIATION    DEPRECIATION    APPRECIATION
--------------   ------------   -------------   --------------
$1,541,971,591   $432,410,220   $(149,589,189)   $282,821,031

8.   OTHER:

At April 30, 2008, there was one shareholder who held 11% of the total outstanding shares. This shareholder was comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.   LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

10.  ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely- than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Portfolio's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

     You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

                          BEGINNING     ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE       EXPENSE     DURING
                           11/01/07    4/30/08      RATIOS      PERIOD*
                          ---------   ---------   ----------   --------
ACTUAL PORTFOLIO RETURN   $1,000.00   $  903.20      0.87%       $4.12
HYPOTHETICAL 5% RETURN     1,000.00    1,020.54      0.87         4.37

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives presented an overview of the Adviser, including a review of the Adviser's personnel. The representatives then discussed the Adviser's best execution practices. The Trustees then discussed the written materials that the Board received before the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-today management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was lower than average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund and that breakpoints in the Adviser's fee schedule were not warranted at this time.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                              Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-SA-001-0700

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       -------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.